Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill [abstract]
Goodwill allocated to cash generating units	The changes in the carrying amount of goodwill, as well as gross amounts and accumulated impairment losses of goodwill, for the years ended December 31, 2025, and December 31, 2024, are shown below by cash-generating units
(CGU).
The Group’s business operations are organized under the following divisional structure: Corporate Bank, Investment
Bank, Private Bank and Asset Management. The business divisions are considered CGUs.
Goodwill allocated to cash-generating units

in € m.	Corporate Bank	Investment Bank	Private Bank	Asset Management	Total
Balance as of January 1, 2024	—	—	—	2,849	2,849
Goodwill acquired during the year	—	—	—	—	—
Purchase accounting adjustments	—	—	—	—	—
Transfers	—	—	—	—	—
Reclassification from (to) “held for sale”	—	—	—	—	—
Goodwill related to dispositions without being classified as “held for sale”	—	—	—	—	—
Impairment losses[1]	—	—	—	—	—
Exchange rate changes/other	—	—	—	114	114
Balance as of December 31, 2024	—	—	—	2,963	2,963
Gross amount of goodwill	643	4,418	3,737	3,477	12,275
Accumulated impairment losses	(643)	(4,418)	(3,737)	(515)	(9,313)
Balance as of January 1, 2025	—	—	—	2,963	2,963
Goodwill acquired during the year	—	—	—	—	—
Purchase accounting adjustments	—	—	—	—	—
Transfers	—	—	—	—	—
Reclassification from (to) “held for sale”	—	—	—	—	—
Goodwill related to dispositions without being classified as “held for sale”	—	—	—	—	—
Impairment losses[1]	—	—	—	—	—
Exchange rate changes/other	—	—	—	(227)	(227)
Balance as of December 31, 2025	—	—	—	2,735	2,735
Gross amount of goodwill	590	3,967	3,717	3,208	11,482
Accumulated impairment losses	(590)	(3,967)	(3,717)	(473)	(8,746)
[1]Impairment losses of goodwill are recorded as impairment of goodwill and other intangible assets in the income statement

Changes of Other Intangible Assets by Asset Class	Changes of other intangible assets by asset classes for the years ended December 31, 2025 and December 31, 2024

	Purchased intangible assets							Internally generated intangible assets	Total other intangible assets
	Unamortized			Amortized				Amortized
in € m.	Retail investment manageme nt agreements	Other	Total unamortize d purchased intangible assets	Customer- related intangible assets	Contract- based intangible assets	Software and other	Total amortized purchased intangible assets	Software
Cost of acquisition/ manufacture:
Balance as of January 1, 2024	1,046	440	1,486	1,456	70	854	2,380	11,288	15,154
Additions	—	—	—	2	—	8	10	1,407	1,417
Changes in the group of consolidated companies	—	—	—	(49)	(1)	(1)	(51)	—	(51)
Disposals	—	—	—	—	—	31	31	121	152
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Transfers	—	23	23	(40)	(35)	(28)	(103)	(3)	(83)
Exchange rate changes	71	—	71	42	—	2	44	171	286
Balance as of December 31, 2024	1,117	463	1,580	1,411	35	803	2,249	12,742	16,571
Additions	—	—	—	1	—	43	44	1,453	1,497
Changes in the group of consolidated companies	—	—	—	—	—	—	—	—	—
Disposals	—	—	—	109	20	42	170	12	182
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Transfers	—	—	—	1	—	2	4	—	3
Exchange rate changes	(133)	—	(133)	(75)	—	(2)	(77)	(352)	(562)
Balance as of December 31, 2025	984	463	1,447	1,230	15	805	2,049	13,831	17,328
Accumulated amortization and impairment:
Balance as of January 1, 2024	330	439	769	1,399	70	690	2,159	7,749	10,676
Amortization for the year	—	—	—	5	—	36	41	1,130	1,171[1]
Changes in the group of consolidated companies	—	—	—	(49)	(1)	(1)	(51)	—	(51)
Disposals	—	—	—	—	—	31	31	121	152
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Impairment losses	—	—	—	—	—	—	—	29	29[2]
Reversals of impairment losses	—	—	—	—	—	—	—	—	—
Transfers	—	23	23	(40)	(34)	(29)	(103)	(1)	(80)
Exchange rate changes	22	—	22	40	—	—	40	130	192
Balance as of December 31, 2024	353	461	814	1,356	35	664	2,055	8,917	11,785
Amortization for the year	—	—	—	5	—	38	43	1,209	1,252[3]
Changes in the group of consolidated companies	—	—	—	—	—	—	—	—	—
Disposals	—	—	—	109	20	42	170	10	180
Reclassifications from (to) “held for sale”	—	—	—	—	—	—	—	—	—
Impairment losses	—	—	—	—	—	—	—	16	16[4]
Reversals of impairment losses	—	—	—	—	—	—	—	—	—
Transfers	—	—	—	—	—	2	2	—	2
Exchange rate changes	(42)	—	(42)	(72)	—	(2)	(74)	(257)	(373)
Balance as of December 31, 2025	311	461	772	1,181	15	661	1,856	9,874	12,502
Carrying amount:
As of December 31, 2024	764	2	766	55	—	139	194	3,825	4,786
As of December 31, 2025	673	1	675	49	—	144	193	3,957	4,825
[1]€ 1.2 billion were included in general and administrative expenses
[2]€ 29 million were impairment losses on self-developed software recorded in general and administrative expenses
[3]€ 1.3 billion were included in general and administrative expenses
[4]€ 16 million were impairment losses on self-developed software recorded in general and administrative expenses

Useful Lives of Other Amortized Intangible Assets by Asset Class	Useful lives of other amortized intangible assets by asset class

Useful lives in years
Internally generated intangible assets:
Software	up to 10
Purchased intangible assets:
Customer-related intangible assets	up to 15
Other	up to 20